Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Current portion of derivative assets (note 7)	$ 116	$ 875
Derivative assets (note 7)	2,920	4,538
Accrued liabilities	(149)	(921)
Current portion of derivative liabilities	(265)	(1,108)
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets (note 7)	89
Derivative assets (note 7)	2,920	4,251
Accrued liabilities	(118)	(254)
Current portion of derivative liabilities	(265)	(1,108)
Stock purchase warrant
Derivatives, Fair Value [Line Items]
Derivative assets (note 7)		287
Time-charter swap agreement
Derivatives, Fair Value [Line Items]
Current portion of derivative assets (note 7)		875
Accrued liabilities	(21)	$ (667)
Forward freight agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets (note 7)	27
Accrued liabilities	$ (10)